Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Share
20.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Numerator:
Net loss attributable to ordinary shareholders	(103,366)	(222,867)	(560,485)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	164,625,286	171,127,788	205,727,195
Basic and diluted loss per share:	(0.63)	(1.30)	(2.72)

The potentially dilutive securities such as share based payments, convertible promissory notes and preference shares were not included in the calculation of dilutive loss per share because of their anti-dilutive effect.